Long-term Debt	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term Debt
7. Long-term Debt
Long-term debt consisted of the following at the end of each period presented.

	September 30,	June 30,
	2022	2022
	(in thousands)
Convertible note	$60,000	$—
Vehicle notes payable	177	186

Total debt	60,177	186
Current portion of debt	39	38

Long-term debt	60,138	148
Unamortized convertible note discount - embedded conversion feature	(24,426)
Unamortized debt issuance costs - convertible note	(4,080)	—

Long-term debt, net	$31,632	$148

Interest expense consisted of the following.

	Three Months Ended September 30,
	2022	2021
	(in thousands)
Convertible note interest	$269	$—
Notes payable interest	—	2
Vehicle notes payable interest	2	—
Amortization of debt issuance costs and discount - convertible note	550	—

Total interest expense	$821	$2

Convertible Note
On August 11, 2022, we executed a $60 million private placement of Senior Secured Convertible Note (“the Note” or “Convertible Note”), with Bluescape Energy Partners (“Bluescape”). The Note, which is convertible into our common stock and matures in August 2027, closed on August 26, 2022. At our election, the Note bears interest at an annual rate of 4.50% if paid in cash, or at an annual rate of 6.00% if paid through the issuance of additional notes and contains a financial covenant requiring us to maintain a cash balance of at least $10 million. The purchaser may convert the Note at any time before August 2027 at a conversion price of $17.60 (“Conversion Price”). We have the right, at any time on or before the twenty-four (24) month anniversary of the closing date of the Note (“Closing Date”), to convert the Note to our common stock in whole or in part if the closing price of our common stock is at least 200% of the Conversion Price of the Note (“Threshold Price”) for each of the twenty (20) consecutive trading days prior to the time we deliver a conversion notice. The Threshold Price for our right to convert the Note decreases to 150% after the twenty-four (24) month anniversary of the Closing Date and on or before the thirty-six
(36) month anniversary of the Closing, and to 130% at any time after the thirty-six
(36) month anniversary of the Closing Date.
The conversion feature of the Note was deemed an embedded derivative requiring separate accounting as a stand-alone derivative instrument (convertible note derivative). The Note was recorded at its face amount of $60 million less debt issuance costs of $4.2 million and the fair value of the convertible note derivative of $24.9 million (Note 8). Fair value information for the convertible instrument follows.

	September 30, 2022	August 26, 2022 (Inception)
	(in thousands)
Fair value of convertible note (Level 2)	$33,611	$35,104
Fair value of embedded conversion feature (Level 3)	10,987	24,896

Total fair value of convertible note instrument	$44,598	$60,000

8. Debt
At June 30, our debt consisted of the following.

	2022	2021
	(in thousands)
Note payable for land	$—	$93
Vehicle notes payable	186	—

Total debt	186	93
Current portion of debt	38	—

Long-term debt	$148	$93

Payments on the vehicle notes are
$38, $40, $42, $44 and $22
(all thousands) over the next five years and bear interest at
 3.9
%. During the years ended June 30, 2022 and 2021, we recognized interest expense of
$6
thousand and
 $5 thousand, respectively.